Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies.
Commitments and Contingencies

Note 20. Commitments and Contingencies

Commitments

Purchase commitments:

The Company enters into inventory purchase commitments with third-party manufacturers in the ordinary course of business. These commitments are generally non-cancellable and are based on sales forecasts. These agreements range from one to five-year periods and may contain fixed or minimum annual commitments, subject to certain provisions that allow the Company to renegotiate the commitment. The aggregate amount of minimum inventory purchase commitments as of December 31, 2021 was $116.1 million.

During 2019, the Company entered into an inventory supply agreement with a certain third-party manufacturing vendor which was subsequently amended in November 2020. The amended agreement included provisions to increase the aggregate purchase commitments to $169.3 million and extend its time frame to December 2022. The provisions of the agreement also allow the Company, once the defined cumulative purchase threshold per the agreement is reached, to pay for a portion of the subsequent inventory purchases using an advance previously paid to the vendor. In the fourth quarter of fiscal year 2021, the Company reached the defined threshold and utilized a portion of the vendor advance to pay for inventory purchases.

During the year ended December 31, 2021 the Company recognized an additional loss on product purchase commitments of $14.0 million. The loss consisted of $2.3 million, recorded as a write-down of vendor advances and $11.7 million, recorded as an accrued purchase commitment liability. During the year ended December 31, 2021, the Company utilized $35.0 million of the accrued purchase commitment liability to reduce the value of inventory purchased under its minimum commitment in the supply arrangement.

During the year ended December 31, 2020 the Company recognized a loss on product purchase commitments of $53.2 million. The net loss was comprised of $10.6 million, recorded as a write-down of the vendor advance and $42.6 million, recorded as an accrued purchase commitment liability. During the year ended December 31, 2019 the Company recognized a loss on product purchase commitments of $9.5 million, recorded as a write-down of vendor advances.

The Company applied the guidance in Topic 330, Inventory, to assess the purchase commitment and related loss. The Company considered a variety of factors and data points when determining the existence and scope of a loss for the minimum purchase commitment. The factors and data points included Company-specific forecasts which are reliant on the Company’s limited sales history, agreement-specific provisions, macroeconomic factors and market and industry trends. Determining the loss is subjective and requires significant management judgment and estimates. Future events may differ from those assumed in the Company’s assessment, and therefore the loss may change in the future.

As of December 31, 2021, the Company has a prepaid advance of $31.9 million, net of write-downs and an accrual of $19.5 million related to the agreement with this vendor. The portion of the balances that is expected to be utilized in the next 12 months is included in current assets and current liabilities in the accompanying consolidated balance sheets.

Other Purchase Commitments:

In September 2020, the Company has renegotiated certain inventory purchase commitments with other third party manufacturing vendors and as a result certain inventory purchase commitments have been canceled. As a result of the renegotiations, the Company recorded the expected losses on those commitments of $6.9 million as a loss on product purchase commitments in the consolidated statement of operations for the year ended December 31, 2020.

Other commitments:

The Company sponsors a 401(k) defined contribution plan covering all eligible US employees. Contributions to the 401(k) plan are discretionary. The Company did not make any matching contributions to the 401(k) plan for the years ended December 31, 2021, 2020 and 2019.

Contingencies

The Company is involved in litigation and legal matters which have arisen in the normal course of business, including but not limited to medical malpractice matters. Although the ultimate results of these matters are not currently determinable, management does not expect that they will have a material effect on the Company’s consolidated balance sheet, statements of operations and comprehensive loss, or cash flows.

On December 14, 2020, a stockholder of Longview filed a lawsuit in the Supreme Court of the State of New York, County of New York against Longview and the members of the Longview Board, styled Nair v. Longview Acquisition Corp. et al. (the “Nair Complaint”). On December 16, 2020, a second stockholder of Longview filed a lawsuit in the Supreme Court of the State of New York, County of New York against Longview, the members of its board of directors, and Butterfly, styled Lau v. Longview Acquisition Corp., et al. (the “Lau Complaint”). Both the Nair Complaint and the Lau Complaint alleged, among other things, that (i) defendants engaged in an unfair sales process and agreed to inadequate consideration in connection with the proposed transaction, and (ii) that the Registration Statement filed with the SEC on November 27, 2020 in connection with the proposed transaction is materially misleading, and sought, among other things, to enjoin the proposed transaction, rescind the transaction or award rescissory damages to the extent it is consummated, and an award of attorneys’ fees and expenses. The Nair Complaint was voluntarily dismissed on February 21, 2021, and the Lau Complaint was voluntarily dismissed on March 2, 2021. During fiscal 2021, the Company paid an insignificant amount to resolve plaintiffs’ requests for an attorney fee award.

The Company enters into indemnification provisions under some agreements with other parties in the ordinary course of business, including business partners, investors, contractors, customers, and the Company’s officers, directors and certain employees. The Company has agreed to indemnify and defend the indemnified party claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party claim because of the Company’s activities or non-compliance with certain representations and warranties made by the Company. It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. To date, losses recorded in the Company’s consolidated statements of operations and comprehensive loss in connection with the indemnification provisions have not been material.